Property, Plant and Equipment, Net - Borrowing Costs Capitalized and Capitalized Interest Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Expenditure	₩ 4,927,586	₩ 3,068,591	₩ 3,154,412
Borrowing costs capitalized	44,264	31,295	29,653
Weighted average [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expenditure	₩ 1,657,425	₩ 1,230,145	₩ 932,298
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization rate (%)	2.39%	2.25%	3.14%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization rate (%)	3.85%	3.16%	3.18%